Warrants (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Warrants
Schedule of Warrant Outstanding

The following table presents the warrants outstanding and exercisable on 31 December 2024 and 30 June 2024:

Public warrants	9,000,000
Private Placement warrants	479,000
Representative warrants	450,000
Arena Ordinary share warrants	458,720
Total warrants	10,387,720

The following table presents the warrants outstanding and exercisable on June 30, 2024:

Public warrants	9,000,000
Private Placement warrants	479,000
Representative warrants	450,000
Arena Ordinary share warrants	458,720
Total warrants	10,387,720